SEGMENT REPORTING	12 Months Ended
Dec. 31, 2024
Notes and other explanatory information [abstract]
SEGMENT REPORTING

NOTE 37 — SEGMENT REPORTING

Each of the Company’s business segments offer different, but synergistic products and services, and are managed separately. Discrete financial information is available for each segment, and segment performance is evaluated based on operating results. Adjustments to reconcile segment results to consolidated results are included under the caption “Intercompany” which eliminates the effect of transactions between the segments.

The Company’s business consists of two reportable business segments:

➢	Education — entrepreneur education, management consultancy and business development tools.

➢	Campus — resorts, retreats, and co-working cafes for entrepreneurs.

The detailed segment information of the Company is as follows:

	For the Years ended December 31
	2024			2023			2022
	Education	Campus	Total	Education	Campus	Total	Education	Campus	Total
Revenues	$7,912,718	$—	$7,912,718	$18,611,370	$4,451,384	$23,062,754	13,555,495	$4,638,121	$18,193,616
Depreciation and amortization(1)(2)	$2,058,527	$—	$2,058,527	$2,938,552	$332,498	$3,271,051	1,245,215	$1,105,425	$2,350,640
Loss from operations	$(30,108,322)	$—	$(30,108,322)	$(36,217,860)	$150,525	$(36,067,335)	(32,591,762)	$(9,746,037)	$(42,337,799)
Net Profit/(Loss)	$(24,939,822)	$—	$(24,939,822)	$(5,899,772)	$188,550	$(5,711,222)	(46,113,518)	$(9,892,921)	$(56,006,439)
Interest Expense, net	$1,146,440	$—	$1,146,440	$3,578,911	$115,602	$3,694,513)	(943,916)	$(368,560)	$(1,312,476)
Capital Expenditures	$—	$—	$—	$—	$—	$—	—	$—	$—
Property and equipment, net	$301,531	$—	$301,531	$456,751	$—	$456,751	563,131	$—	$563,131
Total Assets	$101,055,351	$—	$101,055,351	$43,213,773	$—	$43,213,773	88,120,390	$3,139,237	$91,259,627
Total Liabilities	$21,644,921	$—	$21,644,921	$23,498,780	$—	$23,498,780	71,656,141	$5,648,650	$77,304,791

(1)	Consists of $589,415 (2023: $575,309) of Education segment depreciation and amortization which is included in cost of revenue and $1,469,112 (2023: $2,363,243) which is included in operating expenses in the accompanying statements of operations

(2)	Consists of $0 (2023: $0) of Campus segment depreciation and amortization which is included in cost of revenue and $0 (2023: $332,498) which is included in operating expenses in the accompanying statements of operations

A summary of non-current assets (other than financial instruments) by geographic location appears below:

	For the Years Ended December 31,
	2024			2023
	Education	Campus	Total	Education	Campus	Total
Europe / Middle East / Africa	$13,871,549	—	$13,871,549	$20,318,361	—	$20,318,361
Asia / Pacific	39,977,597	—	39,977,597	3,971,427	—	3,971,427
North America / South America	4,787,378	—	4,787,378	9,290,120	—	9,290,120
	$58,636,524	$—	$58,636,524	$33,579,908	$—	$33,579,908

A summary of revenue by geographic location appears below:

	For the Years Ended December 31,
	2024			2023
	Education	Campus	Total	Education	Campus	Total
Europe / Middle East / Africa	$3,578,181	$—	$3,578,181	$4,134,861	$2,524,821	$6,659,682
Asia / Pacific	2,215,686	—	2,215,686	3,374,298	1,926,563	5,300,861
North America / South America	2,118,851	—	2,118,851	11,102,211	—	11,102,211
	$7,912,718	$—	$7,912,718	$18,611,370	$4,451,384	$23,062,754